Annual Total Returns - FidelityLargeCapGrowthIndexFund-PRO - FidelityLargeCapGrowthIndexFund-PRO - Fidelity Large Cap Growth Index Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2016
Fidelity Large Cap Growth Index Fund
Bar Chart Table:
Annual Return 2017	30.12%
Annual Return 2018	(1.64%)
Annual Return 2019	36.37%
Annual Return 2020	38.43%
Annual Return 2021	27.58%
Annual Return 2022	(29.17%)
Annual Return 2023	42.77%